Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible Assets

(D.3)   Intangible Assets

y Recognition of Intangibles

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life for the majority of the projects of five to seven years.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

-   Determining whether activities should be considered research activities or development activities

-   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

-   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

-   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

-   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

y Measurement of Intangibles

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Judgment is required in determining the following:

-   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to generate economic benefits to us

-   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

y Classification of Intangibles

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings. Customer relationships and other intangibles consist primarily of customer relationships and acquired trademark licenses.

Amortization expenses of intangible assets are classified as Cost of cloud, Cost of services, Research and development, Sales and marketing, and General and administration, depending on the use of the respective intangible assets.

Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2023	1,057	2,527	7,057	10,641
Foreign currency exchange differences	-1	-65	-185	-251
Additions from business combinations	0	121	355	476
Other additions	22	3	59	84
Retirements/disposals	-92	-767	-2,307	-3,166
Transfers	87	0	-87	0
12/31/2023	1,073	1,819	4,892	7,784
Foreign currency exchange differences	2	103	247	352
Additions from business combinations	0	187	315	502
Other additions	20	3	66	89
Retirements/disposals	-84	-326	-174	-584
Transfers	25	0	-25	0
12/31/2024	1,036	1,786	5,321	8,143

Accumulated amortization
1/1/2023	544	2,041	4,221	6,806
Foreign currency exchange differences	-1	-57	-118	-176
Additions amortization	146	77	305	528
Retirements/disposals	-95	-477	-1,307	-1,879
12/31/2023	594	1,584	3,101	5,279
Foreign currency exchange differences	2	89	151	242
Additions amortization	139	89	253	481
Retirements/disposals	-68	-326	-171	-565
12/31/2024	667	1,436	3,334	5,437

Carrying amount
12/31/2023	479	235	1,791	2,505
12/31/2024	369	350	1,987	2,706

Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2024	2023	(in years)
Concur – Customer relationships	540	588	6	to	10
LeanIX - Customer relationships	333	345			12
WalkMe - Customer relationships	246	0			14
WalkMe - Acquired technology	183	0			7
Total significant intangible assets	1,302	933